Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of significant accounting policies

The Company's significant accounting policies are described in Note 2, Summary of Significant Accounting Policies, to the financial statements for the year ended December 31, 2022 in the Form 20-F filed with the Securities and Exchange

Commission, or the “SEC”, on March 7, 2023. There have been no material changes to the significant accounting policies during the six months ended June 30, 2023, except as described below.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America or U.S. GAAP.

The unaudited condensed consolidated interim financial statements have been prepared on the same basis as the audited annual consolidated financial statements as of and for the year ended December 31, 2022, and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2023, the results of its operations and comprehensive loss for the three and six months ended June 30, 2023, its statements of shareholders’ equity for the three and six months ended June 30, 2023 and 2022 and its statements of cash flows for the six months ended June 30, 2023 and 2022.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these interim financial statements. However, these interim financial statements include all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary to fairly state the results of the interim period. The results for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ended December 31, 2023, any other interim periods, or any future year or period. The balance sheet information as of December 31, 2022, was derived from the audited financial statements included in the Company's Form 20-F filed with the SEC on March 7, 2023. These interim financial statements should be read in conjunction with the audited financial statements as of and for the year ended December 31, 2022, and the notes thereto, which are included elsewhere in the Company’s Form 20-F filed with the SEC on March 7, 2023.